CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Interest-bearing Deposits [Member] U.S. dollars [Member]	Dec. 31, 2011 Interest-bearing Deposits [Member] U.S. dollars [Member]	Dec. 31, 2012 Interest-bearing Deposits [Member] NIS [Member]	Dec. 31, 2011 Interest-bearing Deposits [Member] NIS [Member]	Dec. 31, 2012 Cash In Banks [Member]	Dec. 31, 2011 Cash In Banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 16,374	$ 5,846	$ 7,300	$ 15,139	$ 9,091	$ 1,300	$ 6,575	$ 2,924	$ 708	$ 1,622
Weighted average interest rate of bank deposits					1.19%	1.37%	2.19%	2.95%